Equity (Tables)	9 Months Ended
Sep. 30, 2024
Equity
Schedule of stock options activity

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2023	—	$—	—	$—
Outstanding, September 30, 2024	803,646	$12.11	9.73	$—
Exercisable, September 30, 2024	629,344	$12.11	9.73	$—

Schedule of the key assumptions used in valuing the unvested options

	As of
	June 24, 2024
Stock Price	$12.11
Exercise Price	$12.11
Volatility	105.00%
Risk-free rate of return	4.46%
Expected term (in years)	3	years